PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited)
1
Voya Solution Moderately
Aggressive Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 3.5%
256,127  Vanguard FTSE
Developed Markets
ETF
$ 11,197,873
2.6
74,783  Vanguard Long-Term
Treasury ETF
4,151,204
0.9
Total Exchange-Traded
Funds
(Cost $14,693,740)
15,349,077
3.5
MUTUAL FUNDS : 96.4%
Affiliated Investment Companies : 96.4%
5,291,077  Voya Intermediate
Bond Fund - Class R6
43,915,939
10.0
3,752,234  Voya Large Cap Value
Portfolio - Class R6
19,886,838
4.5
1,463,928  Voya Multi-Manager
Emerging Markets
Equity Fund - Class I
13,072,874
3.0
1,397,191  Voya Multi-Manager
International Equity
Fund - Class I
12,742,385
2.9
2,020,641  Voya Multi-Manager
International Factors
Fund - Class I
17,357,303
4.0
2,249,660  Voya Multi-Manager
Mid Cap Value Fund
- Class I
19,482,053
4.4
312,421  Voya Russell™ Large
Cap Growth Index
Portfolio - Class I
17,426,851
4.0
1,477,459  Voya Short Term Bond
Fund - Class R6
13,563,070
3.1
249,330
(1)
Voya Small Cap
Growth Fund - Class
R6
8,838,762
2.0
980,879  Voya Small Company
Fund - Class R6
13,055,497
3.0
7,960,239  Voya U.S. Stock Index
Portfolio - Class I
128,717,061
29.4
1,942,365  VY
®
BrandywineGLOBAL -
Bond Portfolio - Class I
17,151,083
3.9
833,899  VY
®
Invesco Comstock
Portfolio - Class I
15,819,070
3.6
1,808,102  VY
®
T. Rowe Price
Capital Appreciation
Portfolio - Class R6
44,497,400
10.2
2,078,340  VY
®
T. Rowe Price
Diversified Mid Cap
Growth Portfolio
- Class R6
19,245,431
4.4
Shares Value
Percentage
of Net
Assets
MUTUAL FUNDS: (continued)
Affiliated Investment Companies: (continued)
232,040  VY
®
T. Rowe Price
Growth Equity Portfolio
- Class I
$ 17,537,613
4.0
422,309,230
96.4
Total Mutual Funds
(Cost $461,432,609)
422,309,230
96.4
Total Long-Term
Investments
(Cost $476,126,349)
437,658,307
99.9
Total Investments in
Securities
(Cost $476,126,349) $ 437,658,307 99.9
Assets in Excess of
Other Liabilities 493,323 0.1
Net Assets $ 438,151,630 100.0
(1)
Non-income producing security.

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)
2
Voya Solution Moderately
Aggressive Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2023
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 15,349,077 $ — $ — $ 15,349,077
Mutual Funds 422,309,230 — — 422,309,230
Total Investments, at fair value $ 437,658,307 $ — $ — $ 437,658,307
Other Financial Instruments+
Futures 224,449 — — 224,449
Total Assets $ 437,882,756 $ — $ — $ 437,882,756
Liabilities Table
Other Financial Instruments+
Futures $ (312,336) $ — $ — $ (312,336)
Total Liabilities $ (312,336) $ — $ — $ (312,336)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended September 30, 2023, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2022
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
9/30/2023
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Intermediate Bond Fund -
Class R6
$ 38,551,485 $ 13,491,473 $ (7,797,634) $ (329,385) $ 43,915,939 $ 1,284,959 $ (1,140,814) $ 19
Voya Large Cap Value Portfolio -
Class R6
15,663,690 6,057,335 (5,364,988) 3,530,801 19,886,838 — (3,340,291) 247,627
Voya Multi-Manager Emerging
Markets Equity Fund - Class I
13,836,277 5,419,572 (8,373,196) 2,190,221 13,072,874 — (1,580,848) —
Voya Multi-Manager International
Equity Fund - Class I
13,743,145 940,217 (3,301,554) 1,360,577 12,742,385 — (874,490) —
Voya Multi-Manager International
Factors Fund - Class I
18,370,715 1,319,591 (3,884,097) 1,551,094 17,357,303 — (332,594) —
Voya Multi-Manager Mid Cap Value
Fund - Class I
17,807,271 4,045,060 (2,401,049) 30,771 19,482,053 — (157,518) —
Voya Russell™ Large Cap Growth
Index Portfolio - Class I
— 18,361,328 (2,896,133) 1,961,656 17,426,851 97,112 471,929 910,497
Voya Short Term Bond Fund -
Class R6
— 14,474,916 (776,891) (134,955) 13,563,070 217,672 (5,769) —
Voya Small Cap Growth Fund -
Class R6
8,850,088 782,381 (1,483,654) 689,946 8,838,762 83 24,752 —
Voya Small Company Fund - Class
R6
13,485,526 1,416,915 (2,510,358) 663,414 13,055,497 — (17,253) —
Voya U.S. Stock Index Portfolio -
Class I
141,558,549 15,834,047 (29,789,991) 1,114,457 128,717,061 102,493 3,695,402 12,629,656
VY
®
BrandywineGLOBAL - Bond
Portfolio - Class I
17,796,812 2,956,927 (3,164,443) (438,213) 17,151,083 410,444 (438,023) —
VY
®
Invesco Comstock Portfolio -
Class I
20,183,067 2,810,283 (4,576,203) (2,598,077) 15,819,070 34,594 1,118,035 2,085,675

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)
3
Voya Solution Moderately
Aggressive Portfolio
Issuer
Beginning
Fair Value
at 12/31/2022
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
9/30/2023
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
VY
®
T. Rowe Price Capital
Appreciation Portfolio - Class R6
$ 45,097,773 $ 5,789,838 $ (6,255,951) $ (134,260) $ 44,497,400 $ 41,612 $ (158,644) $ 4,520,738
VY
®
T. Rowe Price Diversified Mid
Cap Growth Portfolio - Class R6
17,678,748 3,118,042 (3,685,403) 2,134,044 19,245,431 424 (635,898) 29,013
VY
®
T. Rowe Price Growth Equity
Portfolio - Class I
21,312,793 1,575,871 (19,007,179) 13,656,128 17,537,613 — (8,178,806) 290,066
$ 403,935,939 $ 98,393,796 $ (105,268,724) $ 25,248,219 $ 422,309,230 $ 2,189,393 $ (11,550,830) $ 20,713,291
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At September 30, 2023, the following futures contracts were outstanding for Voya Solution Moderately Aggressive
Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
U.S. Treasury Ultra Long Bond 35 12/19/23 $ 4,154,062 $ (312,336)
$ 4,154,062 $ (312,336)
Short Contracts:
S&P 500 E-Mini (21) 12/15/23 (4,541,775) 224,449
$ (4,541,775) $ 224,449
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 3,249,421
Gross Unrealized Depreciation (41,717,463)
Net Unrealized Depreciation $ (38,468,042)